CONDENSED INTERIM COMBINED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL)	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Related party transactions | $	$ 1,591,806	$ 703,706
Related Party [Member]
Related party transactions | $	$ 298,520	$ 0
Oridinary Shares [Member]
Common Stock, Shares Authorized	341,476,136	256,365,817
Common Stock, Shares, Issued	259,066,638	209,080,491
Common Stock, Shares, Outstanding	259,066,638	209,080,491